Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Land	$ 1,844,125	$ 1,837,403
Buildings	5,461,122	5,491,489
Fixtures and tenant improvements	379,965	339,129
Total real estate rental property	7,685,212	7,668,021
Less: Accumulated depreciation	(1,550,066)	(1,452,112)
Real estate rental property, net	6,135,146	6,215,909
Land held for development and construction in progress	581,627	743,218
Real estate held for sale, net	2,290	0
Total real estate assets, net	6,719,063	6,959,127
Investments in and advances to joint ventures	353,907	417,223
Cash and cash equivalents	41,206	19,416
Restricted cash	30,983	28,139
Accounts receivable, net	117,463	123,259
Notes receivable, net	93,905	120,330
Deferred charges, less accumulated amortization of $27,848 and $25,446, respectively	45,272	44,988
Other assets, net	67,626	55,608
Total assets	7,469,425	7,768,090
Unsecured indebtedness:
Senior notes	2,139,718	2,043,582
Revolving credit facilities	142,421	279,865
Total unsecured indebtedness	2,282,139	2,323,447
Secured indebtedness:
Term loan	500,000	600,000
Mortgage and other secured indebtedness	1,322,445	1,378,553
Total secured indebtedness	1,822,445	1,978,553
Total indebtedness	4,104,584	4,302,000
Accounts payable and other liabilities	257,821	223,074
Dividends payable	29,128	12,092
Equity derivative liability - affiliate	0	96,237
Total liabilities	4,391,533	4,633,403
Commitments and contingencies (Note 9)
DDR Equity:
Preferred shares (Note 10)	375,000	555,000
Common shares, with par value, $0.10 stated value; 500,000,000 shares authorized;277,114,784 and 256,267,750 shares issued at December 31, 2011 and 2010, respectively	27,711	25,627
Paid-in capital	4,138,812	3,868,990
Accumulated distributions in excess of net income	(1,493,353)	(1,378,341)
Deferred compensation obligation	13,934	14,318
Accumulated other comprehensive income	(1,403)	25,646
Less: Common shares in treasury at cost: 833,934 and 712,310 shares at December 31, 2011 and 2010, respectively	(15,017)	(14,638)
Total DDR shareholders' equity	3,045,684	3,096,602
Non-controlling interests	32,208	38,085
Total equity	3,077,892	3,134,687
Total liabilities and equity	$ 7,469,425	$ 7,768,090